INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
Schedule of intangible assets

	2017	2018
	RMB (in millions)
Intangible asset
Intangible assets to be amortized
Business Relationship (Representing the relationship with the travel service providers and other business partners)	1,800	1,858
Technology	713	751
Others	188	518
Intangible assets not subject to amortization
Trade mark	11,613	11,613
Others	180	163
	14,494	14,903
Less: accumulated amortization
Intangible assets to be amortized
Business Relationship	(420)	(671)
Technology	(229)	(353)
Others	(95)	(156)
	(744)	(1,180)
Net book value
Intangible assets to be amortized
Business Relationship	1,380	1,187
Technology	484	398
Others	93	362
Intangible assets not subject to amortization
Trade mark	11,613	11,613
Others	180	163
	13,750	13,723

Schedule of useful lives of finite-lived intangible assets

Business Relationship	5	-	10	years
Technology	5	-	10	years
Others	3	-	10	years

Schedule of future estimated amortization expense finite-lived intangible assets

Amortization
RMB (in millions)
2019	432
2020	416
2021	252
2022	214
2023	164
1,478